Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. “Compensation Actually Paid” is calculated in accordance with SEC rules and does not reflect the actual amount of compensation earned or paid during the applicable year. For information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Anthony G. Capuano ($)(1)	Summary Compensation Table Total for Arne M. Sorenson($)(1)	Compensation Actually Paid to Anthony G. Capuano($)(2)(3)	Compensation Actually Paid to Arne M. Sorenson ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(4)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Millions) ($)	Adjusted EBITDA (Millions) ($)(6)
							Marriott Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2024	21,934,093	N/A	45,969,635	N/A	5,503,759	10,539,077	189.89	147.93	2,375	4,981
2023	22,664,045	N/A	55,505,310	N/A	5,614,105	13,472,702	152.00	111.92	3,083	4,656
2022	18,715,093	N/A	18,024,813	N/A	6,347,929	5,522,019	99.32	67.29	2,358	3,853
2021	18,391,882	12,278,151	24,543,932	12,783,673	8,828,835	12,123,239	109.56	88.83	1,099	2,278
2020	N/A	8,926,356	N/A	5,466,550	4,168,088	3,197,807	87.47	74.12	(267)	1,147

(1)	Mr. Capuano became the Company’s CEO in February 2021 after the passing of Mr. Sorenson.
(2)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date except for adjusting for expected performance of PSUs at each measurement date.

(3)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the Compensation Actually Paid for 2024:

	CEO($)	Non-CEO NEOs Average($)
Summary Compensation Table Total	21,934,093	5,503,759
Less, value of Stock Awards and SAR Awards reported in Summary Compensation Table	(15,474,427)	(3,271,023)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	19,028,276	4,057,247
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	18,076,127	3,655,456
Plus, change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	2,405,566	593,638
Compensation Actually Paid	45,969,635	10,539,077

(4)
Non-CEO NEOs include the following for 2023 and 2024: Ms. Oberg, Mr. Brown, Mr. Breland, and Ms. Reiss. Non-CEO NEOs include the following for 2021 and 2022: Stephanie Linnartz, our former President, Ms. Oberg, Craig Smith, our former Group President, International, and Mr. Brown. Non-CEO NEOs include the following for 2020: Mr. Capuano, David Grissen, our former Group President, the Americas, Ms. Linnartz and Ms. Oberg.

(5)	The peer group used for this purpose is Standard & Poor’s Hotels, Resorts & Cruise Lines Index.
(6)
Adjusted EBITDA under the Annual Incentive Plan is calculated in the same manner as the non-GAAP measure that Marriott reports to investors as Adjusted EBITDA (as described in Exhibit A), subject to certain additional adjustments, if applicable for such year as detailed within the “Compensation Discussion and Analysis” section of the Proxy Statement reporting compensation for each such year.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Capuano became the Company’s CEO in February 2021 after the passing of Mr. Sorenson.
(4)
Non-CEO NEOs include the following for 2023 and 2024: Ms. Oberg, Mr. Brown, Mr. Breland, and Ms. Reiss. Non-CEO NEOs include the following for 2021 and 2022: Stephanie Linnartz, our former President, Ms. Oberg, Craig Smith, our former Group President, International, and Mr. Brown. Non-CEO NEOs include the following for 2020: Mr. Capuano, David Grissen, our former Group President, the Americas, Ms. Linnartz and Ms. Oberg.

Peer Group Issuers, Footnote
(5)	The peer group used for this purpose is Standard & Poor’s Hotels, Resorts & Cruise Lines Index.

Adjustment To PEO Compensation, Footnote
(3)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the Compensation Actually Paid for 2024:

	CEO($)	Non-CEO NEOs Average($)
Summary Compensation Table Total	21,934,093	5,503,759
Less, value of Stock Awards and SAR Awards reported in Summary Compensation Table	(15,474,427)	(3,271,023)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	19,028,276	4,057,247
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	18,076,127	3,655,456
Plus, change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	2,405,566	593,638
Compensation Actually Paid	45,969,635	10,539,077

Non-PEO NEO Average Total Compensation Amount			$ 5,503,759	$ 5,614,105	$ 6,347,929	$ 8,828,835	$ 4,168,088
Non-PEO NEO Average Compensation Actually Paid Amount			$ 10,539,077	13,472,702	5,522,019	12,123,239	3,197,807
Adjustment to Non-PEO NEO Compensation Footnote
(3)	In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table Total to determine the Compensation Actually Paid for 2024:

	CEO($)	Non-CEO NEOs Average($)
Summary Compensation Table Total	21,934,093	5,503,759
Less, value of Stock Awards and SAR Awards reported in Summary Compensation Table	(15,474,427)	(3,271,023)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	19,028,276	4,057,247
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	18,076,127	3,655,456
Plus, change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	2,405,566	593,638
Compensation Actually Paid	45,969,635	10,539,077

Compensation Actually Paid vs. Total Shareholder Return			Pay Versus Performance
Compensation Actually Paid vs. Net Income			Pay Versus Performance
Compensation Actually Paid vs. Company Selected Measure			Pay Versus Performance
Total Shareholder Return Vs Peer Group			Pay Versus Performance
Tabular List, Table
The most important financial performance measures used by the Company to link executive Compensation Actually Paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Adjusted EBITDA	Adjusted EBITDA is the primary metric in our Annual and Long-Term incentive plans
Relative Total Stockholder Return	Relative TSR is a component of our Long-Term Incentive plan

In addition to these financial performance measures, the Company views stock price as a key driver of value for all of our equity awards and in particular SARs, which have no value unless the stock price appreciates from the date of grant. We also align compensation with achievement of our key growth priorities as described further under “Compensation Discussion and Analysis – Annual Incentives” above.

Total Shareholder Return Amount			$ 189.89	152	99.32	109.56	87.47
Peer Group Total Shareholder Return Amount			147.93	111.92	67.29	88.83	74.12
Net Income (Loss)			$ 2,375,000,000	$ 3,083,000,000	$ 2,358,000,000	$ 1,099,000,000	$ (267,000,000)
Company Selected Measure Amount			4,981,000,000	4,656,000,000	3,853,000,000	2,278,000,000	1,147,000,000
PEO Name	Mr. Sorenson	Mr. Capuano	Mr. Capuano	Mr. Capuano	Mr. Capuano		Mr. Sorenson
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(6)
Adjusted EBITDA under the Annual Incentive Plan is calculated in the same manner as the non-GAAP measure that Marriott reports to investors as Adjusted EBITDA (as described in Exhibit A), subject to certain additional adjustments, if applicable for such year as detailed within the “Compensation Discussion and Analysis” section of the Proxy Statement reporting compensation for each such year.

Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Stockholder Return
Mr Capuano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 21,934,093	$ 22,664,045	$ 18,715,093	$ 18,391,882
PEO Actually Paid Compensation Amount			45,969,635	$ 55,505,310	$ 18,024,813	24,543,932
Mr Sorenson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						12,278,151	$ 8,926,356
PEO Actually Paid Compensation Amount						$ 12,783,673	$ 5,466,550
PEO | Mr Capuano [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,474,427)
PEO | Mr Capuano [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,028,276
PEO | Mr Capuano [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,076,127
PEO | Mr Capuano [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,405,566
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,271,023)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,057,247
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,655,456
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 593,638